Stock-based Compensation - Stock Option Activity (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of Options Granted But Not Exercised
Beginning balance (in shares)	1,638,161
Granted (in shares)	309,330
Forfeited (in shares)	(23,724)
Exercised (in shares)	(169,273)	0	0
Cancelled (in shares)	(29,000)
Ending balance (in shares)	1,725,494	1,638,161
Exercisable (in shares)	560,366
Weighted-Average Remaining Contractual Life (in Years)
Outstanding	6 years 2 months 12 days	6 years 4 months 24 days
Exercisable	4 years 6 months
Weighted-Average Exercise Price Per Share
Outstanding (in dollars per share)	$ 12.38
Granted (in dollars per share)	9.69
Exercised (in dollars per share)	7.23
Forfeited (in dollars per share)	14.84
Cancelled (in dollars per share)	9.62
Outstanding (in dollars per share)	12.45	$ 12.38
Exercisable (in dollars per share)	$ 8.60
Aggregate Intrinsic Value (in Millions)
Outstanding	$ 11.0	$ 0.5
Exercised	0.4
Exercisable	$ 5.7